Parent Company Only Financial Information (Condensed Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Cash flows from investing activities:
Net decrease (increase) in interest-earning deposits with banks	(1,706,642)	1,344,430	(2,916,248)
Other-net	(69,120)	11,462	(40,187)
Cash flows from financing activities:
Repayment of long-term debt	(3,025,310)	(2,263,232)	(3,109,981)
Proceeds from sales of treasury stock	22	130	327
Payments for acquisition of preferred stock			(250,000)
Payments to acquire treasury stock	(19)	(18)	(86)
Dividends paid	(187,720)	(187,561)	(190,299)
Other-net	(9,351)	(11,523)	15,525
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
Adjustments and other	(858,288)	(133,368)	(111,730)
Net cash provided by (used in) operating activities	210,836	282,863	340,915
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	21,160	17,371	250,000
Purchases of equity investments in subsidiaries and affiliated companies	(3,838)	(20,000)	(89,042)
Net decrease (increase) in interest-earning deposits with banks	8,996	18,696	(70,502)
Other-net	(10,623)	(7,245)	(1,486)
Net cash provided by (used in) investing activities	15,695	8,822	88,970
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(34,989)	66,600	531,197
Repayment of long-term debt	(20)	(8)	(230,025)
Repayment of long-term debt to subsidiaries and affiliated companies		(169,710)	(295,652)
Proceeds from sales of treasury stock	1	3	4
Payments for acquisition of preferred stock			(250,000)
Payments to acquire treasury stock	(16)	(12)	(30)
Dividends paid	(187,778)	(187,616)	(190,455)
Other-net	(212)	(1,346)	(386)
Net cash provided by (used in) financing activities	(223,014)	(292,089)	(435,347)
Net increase (decrease) in cash and cash equivalents	3,517	(404)	(5,462)
Cash and cash equivalents at beginning of fiscal year	10,622	11,026	16,488
Cash and cash equivalents at end of fiscal year	¥ 14,139	¥ 10,622	¥ 11,026